Premises, equipment and computer software - Schedule of Premise, Equipment, and Computer Software (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cost	$ 399,566	$ 427,442
Accumulated depreciation	(245,204)	(281,301)
Net carrying value	154,362	146,141
Total depreciation charged to operating expenses	19,767	18,477	$ 27,230
Land
Property, Plant and Equipment [Line Items]
Cost	8,333	8,333
Accumulated depreciation	0	0
Net carrying value	8,333	8,333
Buildings
Property, Plant and Equipment [Line Items]
Cost	198,692	181,929
Accumulated depreciation	(88,670)	(81,184)
Net carrying value	110,022	100,745
Total depreciation charged to operating expenses	7,334	5,963	6,005
Equipment
Property, Plant and Equipment [Line Items]
Cost	26,583	25,527
Accumulated depreciation	(19,730)	(17,764)
Net carrying value	6,853	7,763
Total depreciation charged to operating expenses	2,389	2,390	2,323
Computer hardware and software in use
Property, Plant and Equipment [Line Items]
Cost	164,231	197,846
Accumulated depreciation	(136,804)	(182,353)
Net carrying value	27,427	15,493
Total depreciation charged to operating expenses	10,044	10,124	$ 18,902
Computer software in development
Property, Plant and Equipment [Line Items]
Cost	1,727	13,807
Accumulated depreciation	0	0
Net carrying value	$ 1,727	$ 13,807